Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible Assets
Schedule of intangible assets

Intangible assets consisted of the following as of March 31, 2025 and December 31, 2024 (in thousands):

	As of March 31,	As of December 31,
	2025	2024
Licensed patent rights	$826	$826
Less: accumulated amortization	(457)	(441)
Total intangible assets, net	$369	$385

Intangible assets consisted of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Licensed patent rights	$826	$826
Less: accumulated amortization	(441)	(378)
Total intangible assets, net	$385	$448

Schedule of expected remaining amortization expense

As of March 31, 2025, the expected remaining amortization expense is as follows (in thousands):

Year Ended December 31,	Amount
2025 (remaining nine months)	$47
2026	63
2027	63
2028	63
2029	63
Thereafter	70
Total	$369

As of December 31, 2024, the expected remaining amortization expense is as follows (in thousands):

Year Ended December 31,	Amount
2025	63
2026	63
2027	63
2028	63
2029	63
Thereafter	70
Total	$385